UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-05385

Deutsche Value Series, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154

(Address of principal executive offices) (Zip code)

Paul Schubert

60 Wall Street

New York, NY 10005

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 11/30

Date of reporting period: 2/28/2017

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                    as of February 28, 2017 (Unaudited)

Deutsche CROCI® Equity Dividend Fund

	Shares	Value ($)
Common Stocks 98.8%
Consumer Discretionary 9.9%
Hotels, Restaurants & Leisure 4.9%
Darden Restaurants, Inc.	362,212	27,049,992
McDonald's Corp.	216,619	27,651,415
		54,701,407
Leisure Products 2.8%
Hasbro, Inc.	321,064	31,101,470
Multiline Retail 2.2%
Target Corp.	414,022	24,332,073
Consumer Staples 17.8%
Beverages 7.4%
Coca-Cola Co.	633,339	26,574,904
Dr. Pepper Snapple Group, Inc.	293,070	27,384,461
PepsiCo, Inc.	254,233	28,062,239
		82,021,604
Food & Staples Retailing 2.6%
Wal-Mart Stores, Inc.	397,544	28,197,796
Household Products 5.1%
Kimberly-Clark Corp.	217,836	28,874,162
Procter & Gamble Co.	304,845	27,762,234
		56,636,396
Tobacco 2.7%
Philip Morris International, Inc.	274,634	30,031,228
Energy 2.4%
Oil, Gas & Consumable Fuels
Valero Energy Corp.	385,062	26,164,963
Health Care 15.3%
Biotechnology 5.0%
Amgen, Inc.	171,506	30,275,954
Gilead Sciences, Inc.	368,849	25,996,478
		56,272,432
Health Care Equipment & Supplies 2.6%
Medtronic PLC	353,662	28,614,792
Pharmaceuticals 7.7%
Johnson & Johnson	233,934	28,589,074
Merck & Co., Inc.	426,098	28,067,075
Pfizer, Inc.	839,512	28,644,150
		85,300,299
Industrials 26.3%
Aerospace & Defense 7.3%
Lockheed Martin Corp.	102,166	27,235,412
Raytheon Co.	176,901	27,269,289
United Technologies Corp.	237,967	26,783,186
		81,287,887
Air Freight & Logistics 2.2%
United Parcel Service, Inc. "B"	225,936	23,894,991
Electrical Equipment 7.1%
Eaton Corp. PLC	369,677	26,609,350
Emerson Electric Co.	436,357	26,225,056
Rockwell Automation, Inc.	172,799	26,109,929
		78,944,335
Industrial Conglomerates 4.8%
3M Co.	148,625	27,696,269
General Electric Co.	873,727	26,045,802
		53,742,071
Machinery 4.9%
Illinois Tool Works, Inc.	203,433	26,855,191
Parker-Hannifin Corp.	175,723	27,208,949
		54,064,140
Information Technology 14.9%
Communications Equipment 2.6%
Cisco Systems, Inc.	855,861	29,253,329
IT Services 2.4%
International Business Machines Corp.	147,866	26,589,264
Semiconductors & Semiconductor Equipment 7.2%
Intel Corp.	690,358	24,990,960
KLA-Tencor Corp.	305,410	27,523,549
QUALCOMM, Inc.	482,685	27,262,049
		79,776,558
Technology Hardware, Storage & Peripherals 2.7%
Apple, Inc.	215,945	29,582,305
Materials 2.3%
Chemicals
LyondellBasell Industries NV "A"	276,318	25,211,254
Telecommunication Services 4.8%
Diversified Telecommunication Services
AT&T, Inc.	627,312	26,215,369
Verizon Communications, Inc.	534,003	26,502,569
		52,717,938
Utilities 5.1%
Electric Utilities 2.6%
NextEra Energy, Inc.	218,170	28,580,270
Multi-Utilities 2.5%
Sempra Energy	258,876	28,551,434
Total Common Stocks (Cost $959,580,149)		1,095,570,236
Cash Equivalents 0.9%
Deutsche Central Cash Management Government Fund, 0.56% (a) (Cost $9,492,972)	9,492,972	9,492,972
	% of Net Assets	Value ($)
Total Investments Portfolio (Cost $969,073,121) †	99.7	1,105,063,208
Other Assets and Liabilities, Net	0.3	3,394,990
Net Assets	100.0	1,108,458,198

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
†	The cost for federal income tax purposes was $969,177,013. At February 28, 2017, net unrealized appreciation for all securities based on tax cost was $135,886,195. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $153,520,087 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $17,633,892.
(a)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of February 28, 2017 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks (b)	$1,095,570,236	$—	$—	$1,095,570,236
Short-Term Investments	9,492,972	—	—	9,492,972
Total	$1,105,063,208	$—	$—	$1,105,063,208

There have been no transfers between fair value measurement levels during the period ended February 28, 2017.
(b)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche CROCI® Equity Dividend Fund, a series of Deutsche Value Series, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	April 20, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	April 20, 2017